Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Activities
Net income/(loss)	$ 456,076	$ 914,302	$ 234,441
Non-cash items add/(deduct):
Depletion, depreciation, accretion and impairment	377,495	309,367	274,756
Unrealized (gain)/loss on derivative instruments	25,621	(150,526)	109,536
Deferred income tax expense/(recovery)	84,171	265,233	98,755
Unrealized foreign exchange (gain)/loss on working capital	363	11,217	(8,055)
Share-based compensation and general and administrative	17,320	22,529	13,424
Other expense/(income)	2,125	(4,137)	(4,594)
Amortization of debt issuance costs	1,556	1,476	1,093
Translation of U.S. dollar cash held in parent company		(937)	(2,330)
Gain on divestment of assets		(151,937)
Investing activities in Other income	(3,484)	13,702	(4,593)
Asset retirement obligation settlements	(14,999)	(17,401)	(12,951)
Changes in non-cash operating working capital	(8,054)	(39,506)	(94,643)
Cash flow from/(used in) operating activities	938,190	1,173,382	604,839
Financing Activities
Drawings from/(repayment of) bank credit facilities	5,900	(341,655)	395,379
Repayment of senior notes	(80,600)	(100,600)	(81,600)
Purchase of common shares under Normal Course Issuer Bid	(258,276)	(410,906)	(123,182)
Proceeds from the issuance of shares			98,339
Share-based compensation - tax withholdings settled in cash	(16,720)	(13,386)	(3,551)
Dividends	(48,603)	(41,597)	(32,284)
Cash flow from/(used in) financing activities	(398,299)	(908,144)	253,101
Investing Activities
Capital and office expenditures	(544,771)	(429,873)	(271,131)
Bruin acquisition			(420,249)
Dunn County acquisition			(305,076)
Canadian divestments	35,847	158,033
Property and land acquisitions	(7,342)	(22,515)	(9,846)
Property and land divestments	5,469	18,385	108,193
Other (expense)/income		(13,702)	4,593
Cash flow from/(used in) investing activities	(510,797)	(289,672)	(893,516)
Effect of exchange rate changes on cash and cash equivalents	(363)	1,086	6,979
Change in cash and cash equivalents	28,731	(23,348)	(28,597)
Cash and cash equivalents, beginning of year	38,000	61,348	89,945
Cash and cash equivalents, end of year	$ 66,731	$ 38,000	$ 61,348